NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

	For the Six Months Ended June 30,
	2024	2025
	US$	US$
Numerator:
Net loss attributable to Adagene Inc.’s shareholders	(17,011,716)	(13,477,240)
Net loss attributable to ordinary shareholders	(17,011,716)	(13,477,240)
Denominator:
Weighted‑average number of ordinary shares outstanding—basic and diluted	55,213,051	58,891,864
Net Loss per share—basic and diluted	(0.31)	(0.23)

Schedule of potentially dilutive securities that are not included in the calculation of diluted net loss per share

	For the Six Months Ended June 30,
	2024	2025
Incremental shares on share options and share grant	1,305,736	191,073